Litigation - Judicial deposits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Judicial deposits
Deposits with court	$ 1,716	$ 1,986
Bank guarantees for judicial deposits	$ 1,500
Annual cost (in percent)	1.50%
Tax litigation
Judicial deposits
Deposits with court	$ 1,069	1,201
Civil litigation
Judicial deposits
Deposits with court	60	60
Labor litigation
Judicial deposits
Deposits with court	555	712
Environmental litigation
Judicial deposits
Deposits with court	$ 32	$ 13